Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 27, 2012
TIFF Short-Term Fund (Prospectus Summary) | TIFF Short-Term Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TIFF Short-Term Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund's risk of principal loss does not exceed that of a portfolio invested in US 6-month Treasury bills.

The fund's performance objective (which is non-fundamental) is, over a majority of market cycles, to track as closely as possible, gross of fees and expenses, the BofA Merrill Lynch US 6-Month Treasury Bill Index and, net of fees and expenses, the BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis
		points.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The "Redemption Fees" shown in this table are referred to as "exit fees" elsewhere in the prospectus.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as a spread, when it buys and sells securities (or "turns over" its portfolio). Because the fund holds primarily securities with maturities at the time of acquisition of one year or less, and such securities are excluded from the definition of portfolio turnover, during the most recent fiscal year, the fund's portfolio turnover rate was 0% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The fund invests principally in securities issued by the US Government, its agencies, or its instrumentalities. The fund's duration generally will not differ from the benchmark's duration by more than three months. The investment advisor, TIFF Advisory Services, Inc. ("TAS"), focuses on duration, maturity, relative valuations, and security selection. Typically, the average credit quality of the fund's portfolio will be equivalent to the credit rating assigned to short-term obligations of the US Government, its agencies, or instrumentalities, and may include unrated obligations that are deemed to be of
		equivalent quality.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the fund, and you could lose money on an investment in the fund. Fluctuations in the market value of the securities held in the fund's portfolio could cause members'
shares, when redeemed, to be worth more or less than their original cost. The principal risks associated with the fund's primary investment policies and strategies are summarized below.

Credit Risk. An issuer or guarantor of a debt obligation or other obligation may default or otherwise become unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Interest Rate Risk. Bond prices typically fluctuate due to changing interest rates and generally vary inversely with market interest rates. Duration reflects the expected life of a bond and provides one measure of the sensitivity of a bond's price to changing interest rates. For a given change in interest rates, longer duration bonds usually fluctuate more in price than shorter duration bonds. In addition, falling interest rates may cause the fund's interest income to decline.

Market Risk.  The market value of a security may increase or decrease over time.
Market risk may affect a single issue, an entire industry, or the market as a
		whole.
Risk, Lose Money	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the fund, and you could lose money on an investment in the fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The chart below is intended to show the risks of investing in the fund by showing changes in the fund's performance from year to year. The fund's past performance does not necessarily indicate how the fund will perform in the
		future. Updated performance information is available online at www.tiff.org.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart below is intended to show the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tiff.org
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest and Lowest Quarterly Returns (for periods shown in the bar chart) Highest (3Q 2007) 1.39% Lowest (4Q 2011) -0.10%
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The table below illustrates the changes in the fund's yearly performance and shows how the fund's average returns for one year, five years, ten years, and since fund inception compare with selected benchmarks. Past performance is not
		necessarily an indication of how the fund will perform in the future.
TIFF Short-Term Fund (Prospectus Summary) | TIFF Short-Term Fund | BofA Merrill Lynch US 6-Month Treasury Bill Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Benchmark Returns BofA Merrill Lynch US 6-Month Treasury Bill Index (does not reflect fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994
TIFF Short-Term Fund (Prospectus Summary) | TIFF Short-Term Fund | BofA Merrill Lynch US 6-Month Treasury Bill Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points (does not reflect taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994
TIFF Short-Term Fund (Prospectus Summary) | TIFF Short-Term Fund | TIFF Short-Term Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fees (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Entry Fees on Purchases (as a percentage of amount invested)	ck0000916622_PurchaseFeeOverInvestment	0.00
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	18
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	230
Annual Return 2002	rr_AnnualReturn2002	2.11%
Annual Return 2003	rr_AnnualReturn2003	0.88%
Annual Return 2004	rr_AnnualReturn2004	0.92%
Annual Return 2005	rr_AnnualReturn2005	2.93%
Annual Return 2006	rr_AnnualReturn2006	4.72%
Annual Return 2007	rr_AnnualReturn2007	5.03%
Annual Return 2008	rr_AnnualReturn2008	2.97%
Annual Return 2009	rr_AnnualReturn2009	0.24%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Annual Return 2011	rr_AnnualReturn2011	0.00%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.10%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	TIFF Short-Term Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994

[1]	Rounds to less than 0.01%